SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Inventories
Inventory	$ 1,410,092	$ 1,177,811	$ 2,481,257	$ 2,144,150
Consulting and services	180,547	115,963	204,936	138,437
Other	20,024	(22,457)	162,098	38,299
Cost of sales	$ 1,610,663	$ 1,271,317	$ 2,848,291	$ 2,320,886